SCHEDULE OF PAYABLE DUE TO RELATED PARTY TRANSACTIONS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	¥ 747,388	¥ 559,420
Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Total	2,788	2,973
Fuchiwaki Takeshi [Member] | Other Current Liabilities [Member] | Operating Expense Paid on Behalf of the Company [Member]
Related Party Transaction [Line Items]
Total	201	93
Li Tianqi [Member] | Other Current Liabilities [Member] | Operating Expense Paid on Behalf of the Company [Member]
Related Party Transaction [Line Items]
Total	72	26
SYW [Member] | Other Current Liabilities [Member] | Entertainment Service [Member]
Related Party Transaction [Line Items]
Total	¥ 2,515	¥ 2,854